Fees Summary	Dec. 05, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 524,217,541
Previously Paid Amount	0
Total Fee Amount	80,257.7
Total Offset Amount	$ 0
Narrative Disclosure	80,257.70